The following are the contractual maturities of financial liabilities including interest. (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Contractual maturities	R$ 45,660,484
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	17,745,619
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	5,601,409
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	6,833,399
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	15,480,057
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	32,754,650
Borrowings And Financing [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	5,532,736
Borrowings And Financing [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	5,293,830
Borrowings And Financing [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	6,645,074
Borrowings And Financing [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	15,283,010
Leases [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	611,551
Leases [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	119,047
Leases [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	161,417
Leases [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	134,040
Leases [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	197,047
Derivatives [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	101,822
Derivatives [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	101,822
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	6,545,624
Trade Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	6,446,999
Trade Payables [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	44,340
Trade Payables [Member] | Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	54,285
Trade Payables Drawee Risk [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	4,439,967
Trade Payables Drawee Risk [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	4,439,967
Dividends And Interest On Equity [Member]
IfrsStatementLineItems [Line Items]
Contractual maturities	1,206,870
Dividends And Interest On Equity [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual maturities	R$ 1,206,870